Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Cash and Cash Equivalents [Abstract]
Cash and bank balances	$ 5,141	$ 1,606
Fixed deposits		6,097
Cash and cash equivalents	$ 5,141	$ 7,703	$ 6,384	$ 9,047